Concentrations	3 Months Ended
Mar. 31, 2019
Risks and Uncertainties [Abstract]
Concentrations	NOTE 3 – CONCENTRATIONS For the three months and year ended March 31, 2019 and December 31, 2018, one customer accounted for 21.4% and 17.0% of the Company’s revenues, respectively.